UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 3, 2001

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,574       88,215 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      627       30,080 SH                 4,773   0     0
American Home ProductCOM             026609 10 7    5,420       93,042 SH                17,200   0     0
American InternationaCOM             026874 10 7    1,567       20,090 SH                 3,400   0     0
Anadarko Petroleum CoCOM             032511 10 7      202        4,193 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    4,311      102,942 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    2,640       79,740 SH                13,900   0     0
AT&T                 COM             001957 10 9    1,697       87,926 SH                16,947   0     0
AT&T Wireless Serv.  COM 	     00209A 10 6      420       28,114 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      235       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,326       28,184 SH                18,000   0     0
Baker Hughes         COM             057224 10 7      231        6,925 SH                     0   0     0
Bank of America Corp COM             060505 10 4      201        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    4,071       73,950 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,958	79,951 SH                12,000   0     0
Bell South           COM             079860 10 2    1,764       42,453 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      622          267 SH                     0   0     0
Boeing               COM             097023 10 5    1,673       49,944 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,165      105,049 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    5,075       91,336 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,104       43,475 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,880       25,435 SH                 8,404   0     0
Chevron              COM             166751 10 7      834        9,838 SH                     0   0     0
Chiron Corp          COM             170040 10 9      391        8,818 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,375      112,902 SH                27,000   0     0
Coca Cola Company    COM             191216 10 0    1,291       27,554 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      337        9,400 SH                     0   0     0
Compaq               COM             204493 10 3      167       20,079 SH                     0   0     0
Conoco Cl. B         COM             208251 40 5      992       39,136 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      903      102,354 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,581       44,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      376        9,875 SH                     0   0     0
Disney               COM             254687 10 6    1,256       67,499 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      941       20,704 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      486       12,866 SH                     0   0     0
DuPont               COM             263534 10 9      741       19,758 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      325       27,650 SH                     0   0     0
Eastman Kodak        COM             277461 10 9      487       14,982 SH                 1,350   0     0
El Paso Energy Corp. COM             283905 10 7    1,229       29,580 SH                     0   0     0
Electronic Data SysteCOM             285661 10 4    2,063       35,828 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    5,385       66,733 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,088       23,130 SH                 4,550   0     0
Enron Corp           COM             293561 10 6      767       28,176 SH                 1,100   0     0
Exxon Corporation    COM             302290 10 1    2,205       55,964 SH                13,242   0     0
Gannett              COM             364730 10 1    2,555       42,512 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,267       60,931 SH                28,200   0     0
General Mills	   COM               370334 10 4      297        6,525 SH                   800   0     0
Genzyme Corporation  COM             372917 10 4      218        4,800 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      471        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    1,824      113,262 SH                23,200   0     0
Hilton Hotels        COM             432848 10 9       81       10,400 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    1,604       41,802 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      502       17,850 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      354       12,159 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,333       53,225 SH                 8,100   0     0
Intel Corp           COM             458140 10 0    4,383      214,432 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    6,648       72,021 SH                12,600   0     0
J.P. Morgan          COM             46625H 10 0      621       18,185 SH                 6,200   0     0
Jacobson Stores      COM             469834 10 5      156       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    6,716      121,228 SH                24,331   0     0
Kroger Company       COM             501044 10 1    1,151       46,720 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      673       21,250 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,400      110,271 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      365       63,662 SH                 8,835   0     0
Masco Corp           COM             574599 10 6    2,378      116,318 SH                18,000   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,532       55,302 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5      485       11,550 SH                     0   0     0
Merck                COM             589331 10 7    2,374       35,650 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,474       28,804 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,202       12,220 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,545      163,135 SH                37,800   0     0
New York Times Class CL  A           650111 10 7    2,111       54,083 SH                 2,000   0     0
Park Electrochemical COM             700416 20 9    1,112       51,112 SH		 11,021   0     0
Pepsico Inc          COM             713448 10 8    5,900      121,642 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   12,402      309,272 SH                61,400   0     0
Pharmacia Corp       COM             716941 10 9      654       16,134 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    2,604       35,777 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9    1,000       59,890 SH                 7,798   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      382        7,608 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,638       55,976 SH                 1,200   0     0
Schering Plough Corp COM             806605 10 1      427       11,501 SH                     0   0     0
Schlumberger         COM             806857 10 8    1,912       41,842 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      282       25,424 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,668       74,717 SH                27,817   0     0
Sun Microsystems Inc.COM             866810 10 4      318       38,480 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,263      102,775 SH                18,600   0     0
Texaco               COM             881694 10 3      995       15,300 SH                 5,100   0     0
Tribune Co           COM             896047 10 7    1,577       50,219 SH                13,200   0     0
Tribune Phones       PFD CV 2%       896047 30 5      453        5,020 SH                 2,000   0     0
TwentyFirst Century  COM             901272 20 3      759       43,110 SH                     0   0     0
U S T Inc            COM             902911 10 6      918       27,675 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      810       17,275 SH                   200   0     0
United Parcel ServiceCOM             911312 10 6    1,949       37,495 SH 	          5,475   0     0
Unocal               COM             915289 10 2      309        9,508 SH                     0   0     0
USA Networks         COM             902984 10 3      437       24,300 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      325       12,137 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,801       70,251 SH                21,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,543      115,791 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,126       22,762 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,226       50,073 SH                 6,250   0     0
Williams Companies   COM             969457 10 0      719       26,335 SH                 7,900   0     0
Worldcom Group       COM	     98157D 10 6      247	16,435 SH  	 	      0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      930      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,836    1,505,520 PRN                  350   0     0